Subsidiaries - Schedule of Financial Information of Subsidiaries (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	₺ 14,069,106	₺ 13,350,846
Non-current assets	19,913,363	18,249,312
Current liabilities	9,223,843	7,358,858
Non-current liabilities	9,713,538	8,172,903
Equity attributable to owners	14,989,161	16,011,765
Revenue	17,026,401	14,100,863	₺ 12,769,415
Profit for the year	2,037,759	1,543,803	1,903,551
Other comprehensive income/(loss) for the year	(10,140)	103,625	(400,399)
Dividend paid to non-controlling interests	60,222	51,416	100,515
Net cash inflow from operating activities	3,101,266	607,137	1,901,306
Net cash inflow from investing activities	(3,304,648)	(2,976,708)	(3,562,960)
Net cash outflow from financing activities	(1,566,743)	4,839,031	(4,887,436)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	430,106	664,096	₺ 436,005
Inteltek [member]
Disclosure of subsidiaries [line items]
Current assets	223,119	191,199
Non-current assets	9,290	17,367
Current liabilities	125,286	30,516
Non-current liabilities	4,742	65,020
Equity attributable to owners	102,381	113,030
Revenue	184,025	178,408
Expenses	(104,194)	(90,973)
Profit for the year	79,831	87,435
Other comprehensive income/(loss) for the year	172	(618)
Dividend paid to non-controlling interests	(46,582)	(44,888)
Net cash inflow from operating activities	73,575	69,497
Net cash inflow from investing activities	19,930	17,470
Net cash outflow from financing activities	(75,113)	(119,751)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	8,574	18,213
Net cash outflow/(inflow)	₺ 26,966	₺ (14,571)